Income Tax - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Line Items]
Income tax expense	$ 0	$ 11,298
Effective income tax rate	0.00%	(5.50%)
PRC Tax Administration and Collection Law
Income Tax Disclosure [Line Items]
Statutory income tax rate	25.00%	25.00%
Preferential tax rate	15.00%	15.00%